FINANCIAL AND NON-FINANCIAL RISK MANAGEMENT, Allowances for Direct and Indirect Loan Losses and its Estimations (Details) - PEN (S/) S/ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Provision of Credit Loss for Direct and Indirect Loan [Abstract]
Allowance for loan losses	S/ 8,378,895	S/ 8,645,945
Optimistic [Member]
Provision of Credit Loss for Direct and Indirect Loan [Abstract]
Allowance for loan losses	8,283,450	8,617,203
Base Case [Member]
Provision of Credit Loss for Direct and Indirect Loan [Abstract]
Allowance for loan losses	8,369,849	8,654,612
Pessimistic [Member]
Provision of Credit Loss for Direct and Indirect Loan [Abstract]
Allowance for loan losses	S/ 8,492,433	S/ 8,712,061